Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Components of Income Tax Expense	The components of income tax expense are as follows:

	Year Ended December 31
	2018	2019	2020
	US$	US$	US$
Current	13,455	6,558	6,479
Deferred	(1,664)	1,118	(667)

Income tax expense	11,791	7,676	5,812

Income (Loss) Before Income Taxes for Domestic and Foreign Entities
The income (loss) before income taxes for domestic and foreign entities is as follows:

	Year Ended December 31
	2018	2019	2020
	US$	US$	US$
Domestic	(23,750)	(3,911)	(17,067)
Foreign	133,611	75,985	102,625

	109,861	72,074	85,558

Reconciliation of Income Tax Expense on Pretax Income at Statutory Rate and Income Tax Expense
The Company and its subsidiaries file separate income tax returns. A reconciliation of income tax expense on pretax income at statutory rate and income tax expense is shown below:

	Year Ended December 31
	2018	2019	2020
	US$	US$	US$
Tax expense at statutory rate of Cayman	—	—	—
Differences between Cayman and foreign statutory tax rates	12,509	846	5,286
Permanent differences	(703)	4,109	1,441
Temporary differences	(159)	638	(129)
Alternative minimum tax	9	1	1
Income tax on undistributed earnings	408	575	1,196
Net changes in income tax credit	116	3,917	20
Net changes in valuation allowance of deferred income tax assets	1,243	(1,820)	2,439
Net operating loss carryforwards	(1,431)	(294)	(1,180)
Liabilities related to unrealized tax benefits	(302)	(171)	(3,066)
Adjustment of prior years’ taxes and others	101	(125)	(196)

Income tax expense	11,791	7,676	5,812

Deferred Income Tax Assets (Liabilities)
Deferred income tax assets (liabilities) are as follows:

	December 31
	2019	2020
	US$	US$
Notes and accounts receivable	3	—
Stock-based compensation	1,104	1,339
Allowance for sales return	541	324
Inventory reserve	1,733	1,925
Foreign currency translation	(20)	47
Property and equipment	(359)	(483)
Investment tax credits	4,532	4,512
Net operating loss carryforwards	14,028	16,754
Others	494	1,013
Valuation allowance	(18,108)	(20,816)

	3,948	4,615

Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	Year Ended December 31
	2018	2019	2020
	US$	US$	US$

Balance, beginning of year	15,056	18,707	20,655
Increases in tax positions taken in current year	5,937	6,890	5,029
Decrease in tax position taken in prior year primarily related to the resolution of tax audit	(2,286)	(4,942)	(6,683)

Balance, end of year	18,707	20,655	19,001

Summary of Major Jurisdictions and Tax Year Subject to Examination by Tax Authorities
The Company files income tax returns in the U.S. and foreign jurisdictions. The following table summarizes the Company’s major jurisdictions and tax year that remain subject to examination by tax authorities as of December 31, 2020:

Tax Jurisdiction	Tax Years
China	2017 and onward
Hong Kong	2017 and onward
Taiwan	2015 and onward
United States	2015 onward